Segment Reporting, Reconciliation (Details) - USD ($) $ in Thousands			12 Months Ended
		Aug. 30, 2025	Jun. 30, 2026		Jun. 30, 2025		Jun. 30, 2024
Reconciliation of segment information [Abstract]
Underlying EBITDA			$ 14,345		$ (42,900)		$ (34,438)
Underlying depreciation and amortisation expense			(21,484)	[1]	(25,927)	[2]	(22,454)	[3]
Underlying earnings adjustments [Abstract]
Fair value adjustments to financial instruments	[4]		0		2,942	[5]	0	[5]
Gain on bargain purchase		$ 33,109	33,109	[6]	0	[5],[6]	0	[5],[6]
Income from sale of tax benefits under flow through share arrangements	[7]		0		3,937	[5]	3,471	[5]
Impairment and write down of financial assets	[8]		0		0		(5,333)
Impairment and write down of financial assets			0		354		5,333
Merger transaction and integration costs	[9]		(8,738)		(8,102)		0
Loss on disposal of financial assets	[7]		0		0		(828)
Net movement in inventories relating to net realisable value adjustments	[10],[11]		9,454		(2,718)		(6,843)
Reversal of impairment/(impairment) of non-financial assets	[12],[13]		156,013		(175,612)	[5]	(11,189)	[5]
Write down on settlement of pre-existing contractual arrangement	[6]		(137,000)		0	[5]	0	[5]
Profit/(loss) from operations			45,699		(248,380)	[5]	(77,614)	[5]
Net financial income/(expense)			725		(670)	[5]	1,918	[5]
Income tax benefit/(expense)			(2,034)		1,936	[5]	(2,344)	[5]
Profit/(loss) after income tax	[5]		44,390		(247,114)		(78,040)
Group Eliminations [Member]
Reconciliation of segment information [Abstract]
Underlying EBITDA			(30,073)		(11,973)		(19,796)
Underlying depreciation and amortisation expense			(511)	[1]	(361)	[2]	(325)	[3]
Underlying earnings adjustments [Abstract]
Impairment and write down of financial assets			0		0		2,900
Reversal of impairment/(impairment) of non-financial assets			0		0		3,300
Profit/(loss) from operations			(143,213)		(16,499)		(23,757)
North American Lithium Operations [Member]
Underlying earnings adjustments [Abstract]
Impairment and write down of financial assets			0		0		2,400
Reversal of impairment/(impairment) of non-financial assets			156,000		(175,600)		3,800
All Other Segments [Member]
Underlying earnings adjustments [Abstract]
Reversal of impairment/(impairment) of non-financial assets			$ 0		$ 0		$ 4,100

[1]	Underlying depreciation and amortisation expense is comprised of depreciation and amortisation expense of $23.6 million, partially offset by favourable non-cash inventory movements of $2.1 million recognised within ‘Changes in inventories of finished goods and work in progress’. Refer to Note 7 for further details.
[2]	Underlying depreciation and amortisation expense is comprised of depreciation and amortisation expense of $25.0 million and unfavourable non-cash inventory movements of $0.9 million recognised within ‘Changes in inventories of finished goods and work in progress’. Refer to Note 7 for further details.
[3]	Underlying depreciation and amortisation expense is comprised of depreciation and amortisation expense of $22.1 million and unfavourable non-cash inventory movements of $0.4 million recognised within ‘Changes in inventories of finished goods and work in progress’. Refer to Note 7 for further details.
[4]	Adjustment to profit/(loss) which is reported as part of ‘North American Lithium’.
[5]	Refer to Note 2 (a) for details on translation of prior period comparatives to United States dollars to conform with changes in presentation currency.
[6]	Adjustment to profit/(loss) which is reported as part of ‘Group / unallocated items and eliminations’. Refer to Note 30 (d) for further details.
[7]	Adjustment to profit/(loss) which is reported as part of ‘Group / unallocated items and eliminations’.
[8]	Adjustment to profit/(loss) which is reported as part of ‘North American Lithium’ (2026 and 2025: Nil; 2024: $2.4 million) and ‘Group / unallocated items and eliminations’ (2026 and 2025: Nil; 2024: $2.9 million). Management has deemed the impairment and write down of financial assets of $0.4 million for the year ended 30 June 2025 to have been incurred in the ordinary course of business, and therefore no adjustment has been made for the purpose of the underlying results reconciliation. Refer to Note 7 for further details.
[9]	Adjustment to profit/(loss) which is reported as part of ‘Group / unallocated items and eliminations’. Refer to Note 7 for further details.
[10]	Adjustment to profit/(loss) which is reported as part of ‘North American Lithium’. Refer to Note 11 (b) for further details.
[11]	Refer to Note 11 (b) for details on the net movement in inventories relating to net realisable value adjustments.
[12]	The impairment reversal of $156.0 million for the year ended 30 June 2026 relates to North American Lithium and includes an allocation of $0.4 million to right-of-use assets.
[13]	Adjustment to profit/(loss) which is reported as part of ‘North American Lithium’ (2026: profit of $156.0 million; 2025: $175.6 million; 2024: $3.8 million), ‘All other operations’ (2026 and 2025: Nil; 2024: $4.1 million) and ‘Group / unallocated items and eliminations’ (2026 and 2025: Nil; 2024: $3.3 million). Refer to Note 14 for further details.